Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

	December 31, 2025	December 31, 2024
Accounts receivable	$174,075	$89,637
Less: allowance for expected credit losses	(6,598)	(3,055)
Total accounts receivable, net	$167,477	$86,582

Schedule of Expected Credit Loss Provision

Details of the changes of the expected credit loss provision are as follows:

	Years ended December 31,
	2025	2024	2023
Beginning of the period	$3,055	$3,769	$1,015
Provision (reversal) for the year	3,403	(493)	2,731
Foreign exchange realignment	140	(221)	23
End of the period	$6,598	$3,055	3,769